Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

	Note	2020	2019
Payables for purchases of property and equipment		197,369	279,285
Accrued expenses		112,023	118,515
Payroll and welfare payable		64,810	144,267
Withholding tax, value added taxes and surcharges payable	(a)	33,443	195,273
Interest payable		4,112	34,348
Accrued rent		3,855	23,496
Transaction costs payable		2,647	79,480
Others		7,681	7,494

		425,940	882,158

The balance at 31 December 2019 includes RMB147,632 individual income withholding tax associated with employees’ share options exercise and vesting of RSUs during 2019 Predecessor Period.